Statement of financial position, order of liquidity (Parentheticals) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Memorandum loan commitments given	€ 188,515	€ 152,868	€ 136,920
Financial guarantees given Memorandum	22,503	18,839	16,511
Memorandum other commitments given	51,215	42,577	39,137
Memorandum Item subordinated liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	0	0	0
Memorandum item subordinated liabilities at amortised cost	€ 19,612	€ 15,867	€ 12,509